IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Jul. 31, 2020	Oct. 31, 2019
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 65.7	$ 55.3
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	6.1	5.5
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	3.9	3.5
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	46.3	40.1
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	18.1	13.3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.3	$ 1.9